Changes in Non-cash Working Capital (Tables)	12 Months Ended
Oct. 31, 2019
Changes In Non-cash Working Capital
Schedule of non cash working capital

	2019	2018	2017
Accounts receivable	$98,828	$(221,158)	$(31,750)
Other receivable	20,645	(52,843)	-
Inventory and biological assets	1,174,678	(633,077)	(367,518)
Prepaid expenses and other assets	211,982	(136,129)	(43,228)
Accounts payable and accrued liabilities	(887,903)	1,676,027	669,742
Due to employee/director	-	-	104,000
Unearned revenue	35,000	-	-
Interest payable	(135,265)	614,264	154,978
Deferred rent	(6,751)	6,344	24,912
	$511,214	$1,253,428	$511,136